Net interest income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net interest income
Balances at central banks	£ 90	£ 321	£ 358
Loans to banks - amortised cost	9,252	9,795	9,993
Loans to customers - amortised cost	246	405	164
Other financial assets	483	854	534
Interest receivable	10,071	11,375	11,049
Balances with banks	144	319	250
Customer deposits	911	1,256	849
Other financial liabilities	846	1,102	791
Subordinated liabilities	402	483	461
Internal funding of trading businesses	19	168	42
Interest payable	2,322	3,328	2,393
Net interest income	£ 7,749	£ 8,047	£ 8,656